Expenses by nature	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Expenses by nature

11.   Expenses by nature

Breakdown of expenses by nature for the years ended 31 December 2021, 2020 and 2019 is as follows:

Cost of revenue:

	2021	2020	2019
Depreciation and amortization (*)	(7,291,913)	(5,974,779)	(5,046,565)
Cost of goods sold	(4,377,966)	(3,301,984)	(2,278,283)
Share of Turkish Treasury (Note 1)	(2,816,508)	(2,418,800)	(2,191,427)
Interconnection and termination expenses	(2,608,009)	(2,247,647)	(1,909,614)
Employee benefit expenses	(2,085,343)	(1,741,591)	(1,447,037)
Radio expenses	(1,258,037)	(921,153)	(734,583)
Frequency expenses	(1,032,410)	(887,243)	(802,950)
Transmission expenses	(565,820)	(426,036)	(335,980)
Universal service fund	(388,817)	(330,932)	(297,053)
Roaming expenses	(340,282)	(214,478)	(238,147)
Cost of revenue from financial services (**)	(223,050)	(135,237)	(240,297)
Others	(2,241,819)	(1,736,179)	(1,561,544)
	(25,229,974)	(20,336,059)	(17,083,480)

(*) As at 31 December 2021, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 66,798 (31 December 2020: TL 39,726; 31 December 2019: TL 26,478).

(**) As at 31 December 2021, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 31,722 (31 December 2020: TL 18,166; 31 December 2019: TL 11,358).

11.   Expenses by nature (continued)

Selling and marketing expenses:

	2021	2020	2019
Employee benefit expenses	(779,470)	(634,367)	(547,136)
Marketing expenses	(733,381)	(507,921)	(554,538)
Selling expenses	(163,974)	(173,064)	(349,269)
Others	(101,658)	(57,601)	(104,246)
	(1,778,483)	(1,372,953)	(1,555,189)

Administrative expenses:

	2021	2020	2019
Employee benefit expenses	(617,850)	(479,932)	(473,843)
Consultancy expenses	(88,534)	(53,105)	(51,308)
Service expenses	(44,971)	(58,255)	(52,756)
Collection expenses	(38,224)	(52,189)	(57,097)
Maintenance and repair expenses	(27,419)	(20,139)	(26,610)
Travel and entertainment expenses	(17,938)	(17,009)	(34,644)
Other	(84,087)	(68,983)	(83,497)
	(919,023)	(749,612)	(779,755)

Net impairment losses on financial and contract assets:

	2021	2020	2019
Net impairment losses on financial and contract assets	(271,162)	(349,595)	(338,857)
	(271,162)	(349,595)	(338,857)